Consolidated Statement of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Income Statement [Abstract]
Net revenues
Cost of sales
Gross profit
Operating expenses:
Research and development						$ 31,408
General and administrative
General and administrative	$ 102,925	$ 191,331	$ 215,538	$ 321,239	$ 818,588	93,822
Total operating expenses	102,925	191,331	215,538	321,239	818,588	125,230
Loss from operations	$ (102,925)	$ (191,331)	$ (215,538)	$ (321,239)	$ (818,588)	(125,230)
Other income (expense):
Interest income						137
Interest expense	$ (115,821)	$ (149)	$ (132,776)	$ (757)	$ (925,248)	(19,908)
Other income						93,143
Change in fair value of derivative liabilities	$ (380,274)		$ (380,274)		$ 92,382
Total other expense, net	(496,095)	$ (149)	(513,050)	$ (757)	(832,866)	73,372
Net loss, including non-controlling interest	(599,020)	(191,480)	(728,588)	(321,996)	(1,651,454)	(51,858)
Less: Loss attributable to non-controlling interest	27,141		27,141		16,220
Loss before provision for income taxes	$ (571,879)	$ (191,480)	$ (701,447)	$ (321,996)	$ (1,635,234)	$ (51,858)
Provision for income taxes
Net loss	$ (571,879)	$ (191,480)	$ (701,447)	$ (321,996)	$ (1,635,234)	$ (51,858)
Basic and diluted loss per common share	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.01)
Weighted average common shares outstanding, basic and diluted	36,026,011	36,026,011	36,026,011	36,026,011	36,026,011	563,485